Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2020
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

12.Financial Instruments and Fair Value Disclosures

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates.

The fair value of the Bond (Note 6) having a fixed interest rate amounted to $97,880 as of December 31, 2020, and was determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the quoted price of the instrument on that date stated under the ticker symbol “DIASH01” on the Oslo Børs.

At December 31, 2019, three vessels were recorded at fair value as their estimated cash flows over their remaining useful lives and their eventual disposition was less than their carrying amount. The fair value of one vessel was determined through Level 1 input of the fair value hierarchy, based on the agreed price to sell the vessel (Notes 4 and 13) and for the other two through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age.

At March 31, 2020, nine vessels were recorded at fair value as their estimated cash flows over their remaining useful lives and their eventual disposition was less than their carrying amount. Additionally, the vessel Calipso was recorded at fair value following its reclassification from assets held for sale as at December 31, 2019 to assets held and used. The fair value of all these vessels was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age at the specific dates (Note 4).

As of December 31, 2020, the vessels Arethusa, Coronis, Sideris G.S. and Oceanis were recorded at a value determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the agreed price to sell the vessels, less costs to sell, as a result from the vessels’ classification as held for sale at the date of their memorandum of agreement (Note 4).

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings. Currently, the company does not have any derivative instruments to manage such fluctuations.